UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Owl Creek Asset Management
           --------------------------------------------------
Address:   640 Fifth Avenue, 20th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  ________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin, CFO
           --------------------------------------------------

           --------------------------------------------------
Phone:     212 688 2550
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Dan Sapadin             New York, NY         11/14/2005
     -------------------   ------------------------  -------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        41
                                               -------------

Form 13F Information Table Value Total:       $895,645
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number            Name

                           Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ALEXANDERS INC                    COM            014752109    5,967    22,100 SH        SOLE                22,100    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ALTRIA GROUP INC                  COM            02209S103   27,597   374,400 SH        SOLE               374,400    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMERICAN EXPRESS CO               COM            025816109   33,241   578,700 SH        SOLE               578,700    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ARCH COAL INC                     COM            039380100   16,909   250,500 SH        SOLE               250,500    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BKF CAP GROUP INC                 COM            05548G102   20,231   654,100 SH        SOLE               654,100    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BRINKS CO                         COM            109696104   51,304 1,249,500 SH        SOLE             1,249,500    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CHAPARRAL STL CO DEL              COM            159423102   16,380   649,500 SH        SOLE               649,500    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DELPHI CORP                       COM            247126105      552   200,000 SH        SOLE               200,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DISCOVERY HOLDING CO              COM            25468Y107   30,060 2,081,700 SH        SOLE             2,081,700    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ENDURANCE SPECIALTY HLDGS LT      SHS            G30397106   10,284   301,500 SH        SOLE               301,500    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ENPRO INDS INC                    COM            29355X107   19,715   585,200 SH        SOLE               585,200    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
EXELON CORP                       COM            30161N101   25,950   485,600 SH        SOLE               485,600    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FIRST AMERN CORP CALIF            COM            318522307   11,175   244,700 SH        SOLE               244,700    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
HUDSON CITY BANCORP               COM            443683107   18,954 1,592,800 SH        SOLE             1,592,800    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
HYPERCOM CORP                     COM            44913M105    2,061   316,100 SH        SOLE               316,100    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
IDT CORP                          CL B           448947309    3,566   292,500 SH        SOLE               292,500    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
IDT CORP                          COM            448947101    4,636   376,900 SH        SOLE               376,900    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
IKON OFFICE SOLUTIONS INC         COM            451713101   25,870 2,592,200 SH        SOLE             2,592,200    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
KEARNY FINL CORP                  COM            487169104    9,881   790,500 SH        SOLE               790,500    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
LANDAMERICA FINL GROUP INC        COM            514936103    5,353    82,800 SH        SOLE                82,800    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MASSEY ENERGY CORP                COM            576206106   41,612   814,800 SH        SOLE               814,800    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MCDONALDS CORP                    COM            580135101   20,764   620,000 SH        SOLE               620,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MI DEVS INC                       CL A SUB VTG   55304X104   44,996 1,333,200 SH        SOLE             1,333,200    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MOLINA HEALTHCARE INC             COM            60855R100   11,398   456,100 SH        SOLE               456,100    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NEWS CORP                         CL A           65248E104   12,160   780,000 SH        SOLE               780,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NTL INC DEL                       COM            62940M104   44,649   668,400 SH        SOLE               668,400    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
OPTIMAL GROUP INC                 CL A NEW       68388R208   17,363   839,600 SH        SOLE               839,600    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PG&E CORP                         COM            69331C108    5,138   130,900 SH        SOLE               130,900    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PHOENIX COS INC NEW               COM            71902E109    3,278   268,700 SH        SOLE               268,700    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PIONEER NAT RES CO                COM            723787107   15,927   290,000 SH        SOLE               290,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PMA CAP CORP                      CL A           693419202   26,751 3,046,800 SH        SOLE             3,046,800    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SHOPKO STORES INC                 COM            824911101   15,692   614,900 SH        SOLE               614,900    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SILICON GRAPHICS INC             NOTE 6.500% 6/0 827056AE2    1,114 1,419,000 SH        SOLE             1,419,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SLM CORP                          COM            78442P106    6,389   119,100 SH        SOLE               119,100    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TELEWEST GLOBAL INC               COM            87956T107   62,907 2,741,057 SH        SOLE             2,741,057    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TEMPLE INLAND INC                 COM            879868107   58,346 1,428,300 SH        SOLE             1,428,300    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
UNITED INDL CORP                  COM            910671106   13,946   309,100 SH        SOLE               390,100    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
UNUMPROVIDENT CORP                COM            91529Y106   13,749   670,700 SH        SOLE               670,700    0         0
--------------------------------- -------------- --------- ----------------- --- ------------------------ -------- ----------------
VIACOM INC                        CL B           925524308   42,517 1,288,000 SH        SOLE             1,288,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
WALTER INDS INC                   COM            93317Q105   22,332   456,500 SH        SOLE               456,500    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
WENDYS INTL INC                   COM            950590109   74,931 1,659,600 SH        SOLE             1,659,600    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
